Related party transactions - Schedule of Balances with Related Parties (Details) - EUR (€) € in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties [line items]
Non-current assets	€ 1,589,948	€ 1,627,811
Total current assets	1,137,290	1,206,162
Non-current liabilities	973,052	998,201
Current liabilities	801,751	852,885
Zegna Group
Disclosure of transactions between related parties [line items]
Non-current assets	1,589,948	1,627,811
Total current assets	1,137,290	1,206,162
Non-current liabilities	973,052	998,201
Current liabilities	801,751	852,885
Total for all related parties
Disclosure of transactions between related parties [line items]
Non-current assets	74,876	79,300
Total current assets	30,769	53,407
Non-current liabilities	63,551	68,372
Current liabilities	19,629	43,193
Associates
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	65	14
Non-current liabilities	0	0
Current liabilities	1,223	844
Associates | Filati Biagioli Modesto S.p.A.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	65	14
Non-current liabilities	0	0
Current liabilities	1,223	780
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	0	64
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	15	33
Non-current liabilities	0	0
Current liabilities	161	125
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	263	211
Non-current liabilities	0	0
Current liabilities	2,384	2,319
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | EZ Real Estate S.r.l
Disclosure of transactions between related parties [line items]
Non-current assets	36,176	39,222
Total current assets	382	81
Non-current liabilities	30,287	33,284
Current liabilities	6,584	8,955
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Non-current assets	36,271	37,357
Total current assets	0	0
Non-current liabilities	32,083	33,332
Current liabilities	4,707	5,153
Companies controlled by Monterubello or its shareholders, the Company’s directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Disclosure of transactions between related parties [line items]
Non-current assets	357	179
Total current assets	71	280
Non-current liabilities	0	0
Current liabilities	1,495	1,944
UBS Group AG
Disclosure of transactions between related parties [line items]
Non-current assets	2,072	2,542
Total current assets	29,973	52,788
Non-current liabilities	1,181	1,756
Current liabilities	2,519	23,254
Other
Disclosure of transactions between related parties [line items]
Non-current assets	0	0
Total current assets	0	0
Non-current liabilities	0	0
Current liabilities	€ 556	€ 599